Trade and Other Payables (Details)	12 Months Ended
Feb. 29, 2024
Bottom of range [Member]
Trade and Other Payables [Line Items]
Trade payables non-interest bearing	30 days
Top of range [Member]
Trade and Other Payables [Line Items]
Trade payables non-interest bearing	60 days